Note 2 - Summary of Significant Accounting Policies: Recent Accounting Pronouncements (Policies)	9 Months Ended
Sep. 30, 2013
Policies
Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Company’s management has evaluated all recent accounting pronouncements since the last audit through the issuance date of these financial statements. In the Company’s opinion, none of the recent accounting pronouncements will have a material effect on the financial statements.